Investments - Changes in equity investments at FVTOCI and accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investments
Balance at ending	$ 17.6		$ 17.6
Equity investments at FVTOCI
Balance at ending	17.6		17.6
Accumulated other comprehensive income (loss)
Balance at beginning			430.5
Currency translation adjustment	(63.2)	$ 95.7	(115.1)	$ 98.4
Balance at ending	359.8		359.8
FVTOCI
Investments
Balance at beginning			1,105.3	324.8
Cost of additions			80.2	55.2
Held during the year			58.0	199.6
Disposed during the year			6.6	7.8
Disposals			(41.8)	(25.6)
Impact of foreign exchange			(42.8)	28.6
Balance at ending	1,165.5	590.4	1,165.5	590.4
Equity investments at FVTOCI
Balance at beginning			1,105.3	324.8
Held during the year			58.0	199.6
Disposed during the year			6.6	7.8
Gain on changes in the fair value of equity investments at FVTOCI			64.6	207.4
Additions			80.2	55.2
Disposals			(41.8)	(25.6)
Impact of foreign exchange			(42.8)	28.6
Balance at ending	1,165.5	590.4	1,165.5	590.4
Accumulated other comprehensive income (loss)
Balance at beginning			430.5	(282.0)
Held during the period			58.0	199.6
Disposed during the period			6.6	7.8
Income tax expense			(8.5)	(27.4)
Gain on changes in the fair value of equity investments at FVOCI			56.1	180.0
Transfers within equity following disposal			(11.7)	(9.5)
Currency translation adjustment			(115.1)	98.4
Balance at ending	$ 359.8	$ (13.1)	$ 359.8	$ (13.1)